ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable
	December 31,
	2018	2017

Accounts receivable	$61,526,404	$52,568,903
Less: allowance for doubtful accounts	(939,535)	(868,973)
Accounts receivable, net	$60,586,869	$51,699,930

Schedule of Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2018	2017

Beginning balance	$868,973	$985,990
Provision/(Reverse) for doubtful accounts	70,562	(117,017)
Ending balance	$939,535	$868,973